Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net loss	$ (145.6)	$ (102.9)	$ (122.8)	$ (514.2)	$ (191.8)
Net loss from discontinued operations, net of tax				219.2	46.4
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	121.1	114.9	231.8	219.8	229.5
Restructuring, impairment, site closures and related costs	2.0
Amortization of favorable/unfavorable leasehold interests, net	2.2	1.6	3.1	4.0	1.7
Amortization of debt issuance costs and fees, net	2.7	2.9	5.8	5.7	8.2
Impairment of notes receivable and other amounts due from affiliate		8.8
(Recovery) impairment of notes receivable from affiliate			(97.7)	127.7
Equity-based compensation	3.6	3.9	8.2	13.4	16.1
Bad debt expense (recoveries), net	(0.8)	(1.6)	(5.5)	11.6	2.5
Loss on asset sales				6.1
Deferred income taxes	(25.8)	(9.1)	1.1	(88.1)	(39.9)
Non-cash interest expense, net	4.9	6.9	12.0	10.8
Changes in operating assets and liabilities, excluding impact of acquisitions and dispositions:
Accounts receivable	18.1	14.0	37.4	8.9	(27.7)
Prepaid and other current assets	2.9	6.6	15.0	(13.3)	(16.8)
Due from affiliates			0.8		(55.3)
Other assets	(1.0)	3.9	4.3	1.9	(5.3)
Accounts payable	(0.8)	(10.4)	(7.1)	(2.2)	(9.7)
Accrued expenses	(15.4)	4.2	10.2	(4.1)	43.9
Due to affiliates	(22.7)		(2.1)	(7.0)
Other liabilities	60.9	3.0	22.1	8.4	6.0
Net cash provided by continuing operating activities			116.6	8.6	7.8
Net cash (used in) provided by operating activities of discontinued operations				(41.0)	2.4
Net cash provided by (used in) operating activities	6.3	46.7	116.6	(32.4)	10.2
Cash flows from investing activities:
Purchases of property, plant and equipment	(28.1)	(46.6)	(83.2)	(99.8)	(76.1)
Proceeds from sale of assets				1.3
Amounts received from (advanced to) affiliate	117.1	(5.7)	(19.4)	(43.8)
Net cash used in continuing investing activities			(102.6)	(142.3)	(76.1)
Net cash used in investing activities of discontinued operations					(10.7)
Net cash provided by (used in) investing activities	89.0	(52.3)	(102.6)	(142.3)	(86.8)
Cash flows from financing activities:
Proceeds from issuance of long-term debt and other financing obligations		91.7	91.7	215.0	105.0
Proceeds from capital contributions				100.0
Proceeds from sale-leaseback transaction	2.4		46.0		15.0
Repayment of long-term debt	(24.2)	(4.6)	(10.3)	(161.6)	(73.8)
Repayment of capital leases and other financing obligations	(36.2)	(12.6)	(36.4)	(40.0)	(39.4)
Capital redemption	(97.9)	0.4
Net cash provided by continuing financing activities			91.0	113.4	6.8
Net cash provided by financing activities of discontinuing operations				43.8
Net cash (used in) provided by financing activities	(155.9)	74.9	91.0	157.2	6.8
Effect of foreign currency exchange rates on cash	(0.6)	(5.9)	2.7	0.4	(0.5)
Net (decrease) increase in cash	(61.2)	63.4	107.7	(17.1)	(70.3)
Cash at beginning of period	120.7	13.0	13.0	34.2	104.5
Cash at end of period	59.5	76.4	120.7	13.0	34.2
Less: Cash of discontinued operations				4.1	5.0
Cash of continuing operations at end of period			120.7	13.0	29.2
Supplemental cash flow information:
Cash paid for income taxes, net of refunds	4.5	0.5	3.6	(0.8)	4.9
Cash paid for interest	33.6	31.6	157.4	143.5	109.7
Non-cash purchases of property and equipment	$ 8.3	43.4	55.3	695.1	$ 27.0
Previously Reported [Member]
Cash flows from financing activities:
Cash at beginning of period		$ 17.1	$ 17.1
Cash at end of period				$ 17.1